LEASES (Details 3) $ in Millions	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	$ 23
Less Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	1
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	5
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	5
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	7
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	$ 5